Offerings	Jul. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2036
Amount Registered | shares	1,150,000,000
Maximum Aggregate Offering Price	$ 1,149,137,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 158,695.89
Offering Note	The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended, and represents deferred payment of the registration fees in connection with the registration statement on Form S-3 (File No. 333-275130), which became automatically effective on October 23, 2023, paid with the filing of this prospectus supplement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.150% Senior Notes due 2056
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 595,782,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,277.49
Offering Note	See Offering Note 1.